                                                                    Exhibit 99.3

EXHIBIT C

                         MONTHLY NOTEHOLDER'S STATEMENT
                               ADVANTA BANK CORP.
                       ADVANTA BUSINESS CARD MASTER TRUST
                                  ADVANTASERIES
                        PERIOD ENDING SEPTEMBER 30, 2006

Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.

The information which is required to be prepared with respect to the Payment Date of October 20, 2006 and with respect to the performance of the Trust during the Monthly Period of September 1, 2006 through September 30, 2006 is set forth below.

The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.

The Record Date with respect to the current Payment Date is October 19, 2006.

The Determination Date with respect to the current calendar month is October 11, 2006.

The documents mentioned above may be found in the following Securities and Exchange Commission ("SEC") filings.

Master Indenture, dated as of   Included in Exhibit 4.1 to the Form 8-K filed
August 1, 2000.                 with the SEC on August 30, 2000 by Advanta
                                Business Receivables Corp.

Amendment No. 1 to the Master   Included in Exhibit 4.1 to the Form 8-K filed
Indenture, dated as of May 9,   with the SEC on May 19, 2006 by Advanta Business
2006.                           Receivables Corp.

AdvantaSeries Indenture         Included in Exhibit 4.1 to the Form 8-K filed
Supplement, dated as of         with the SEC on November 12, 2004 by Advanta
November 1, 2004.               Business Receivables Corp.

Transfer and Servicing          Included in Exhibit 4.3 to the Form 8-K filed
Agreement ("TSA"), dated as     with the SEC on August 30, 2000 by Advanta
of August 1, 2000.              Business Receivables Corp.

Amendment No. 1 to the TSA,     Included in Exhibit 4.3 to the Form 8-K filed
dated as of May 9, 2006.        with the SEC on May 19, 2006 by Advanta Business
                                Receivables Corp.

Trust Agreement, dated as of    Included in Exhibit 4.4 to the Form 8-K filed
August 1, 2000.                 with the SEC on August 30, 2000 by Advanta
                                Business Receivables Corp.

Amendment No. 1 to the Trust    Included in Exhibit 4.2 to the Form 8-K filed
Agreement, dated as of May 9,   with the SEC on May 19, 2006 by Advanta Business
2006.                           Receivables Corp.

I. Information regarding the current monthly principal distribution to the Noteholders

                                   Total amount of principal
                    CUSIP Number           to be paid          Per $1,000
                    ------------   -------------------------   ----------
NOTHING TO REPORT

II. Information regarding the current monthly interest distribution to the Noteholders

                                   Total amount of principal
                    CUSIP Number           to be paid          Per $1,000
                    ------------   -------------------------   ----------
2005-A1              00761H BJ 9         $1,125,000.00           4.50000
2005-A2              00761H BK 6         $1,023,750.00           4.55000
2005-A3              00761H BM 2         $  979,166.67           3.91667
2005-A4              00761H BN 0         $  593,750.00           3.95833
2005-A5              00761H BP 5         $  898,333.33           4.49167
2006-A1              00761H BQ 3         $  858,333.33           4.29167
2006-A2              00761H BR 1         $1,114,583.33           4.45833
2006-A3              00761H BS 9         $1,104,166.67           4.41667
2006-A4              00761H BT 7         $1,345,000.00           4.48333
2005-B1              00761H BH 3         $  475,833.33           4.75833
2006-B1                                  $  471,666.67           4.71667
2006-B2              00761H BU 4         $  581,250.00           4.65000
2004-C1              00761H BG 5         $  531,666.67           5.31667
2005-C1              00761H BL 4         $  486,666.67           4.86667
2004-D1                                  $   86,083.33           8.60833
2005-D1                                  $  122,166.67           6.10833
2005-D2                                  $  152,708.33           6.10833
2006-D1                                  $   96,625.00           6.44167
2006-D2                                  $  157,916.67           6.31667

III. Information regarding the performance of the Advanta Business Card Master Trust

1.   The aggregate amount of such Collections with respect
     to Principal Receivables for the Monthly Period
     preceding such Payment Date                                             $  906,503,117.79
                                                                             -----------------
2.   The aggregate amount of such Collections with respect
     to Finance Charge and Administrative Receivables for
     the Monthly Period preceding such Payment Date                          $   71,183,675.65
                                                                             -----------------
2a. Interchange for the Monthly Period preceding such
    Payment Date (included in the amount shown above on
    line item III. 2.)                                                       $   16,959,378.32
                                                                             -----------------
2b.  Recoveries for the Monthly Period preceding such
     Payment Date (included in the amount shown above on
     line item III. 2.)                                                      $    3,332,026.99
                                                                             -----------------
3.   The Defaulted Amount for the Monthly Period preceding
     such Payment Date                                                       $   13,768,285.35
                                                                             -----------------
4.   The annualized percentage equivalent of a fraction,
     the numerator of which is the Defaulted Amount less
     Recoveries for the preceding Monthly Period, and the
     denominator is the average Receivables for the
     preceding Monthly Period                                                             2.84%
                                                                             -----------------
5.   The total amount of Principal Receivables in the Trust
     at the beginning of the preceding Monthly Period                        $4,327,080,636.74
                                                                             -----------------
6.   The total amount of Principal Receivables in the Trust
     as of the last day of the preceding Monthly Period                      $4,374,982,588.34
                                                                             -----------------
7.   The total amount of Finance Charge and Administrative
     Receivables in the Trust at the beginning of the
     preceding Monthly Period                                                $   59,790,935.60
                                                                             -----------------
8.   The total amount of Finance Charge and Administrative
     Receivables in the Trust as of the last day of the
     preceding Monthly Period                                                $   61,280,857.64
                                                                             -----------------
9.   The aggregated Adjusted Invested Amounts of all Series
     of Notes outstanding as of the last day of the
     preceding Monthly Period                                                $3,401,718,346.00
                                                                             -----------------

10.  The Transferor Interest as of the end of the Monthly
     Period preceding such Payment Date                                      $  973,264,242.34
                                                                             -----------------
11.  The transferor percentage as of the end of the Monthly
     Period preceding such Payment Date                                                  22.25%
                                                                             -----------------
12.  The Required Transferor Percentage                                                   6.00%
                                                                             -----------------
13.  The Required Transferor Interest                                        $  262,498,955.30
                                                                             -----------------
14.  The monthly principal payment rate for the Monthly
     Period preceding such Payment Date                                                  20.95%
                                                                             -----------------
15.  The balance in the Excess Funding Account as of the
     end of the Monthly Period preceding such Payment Date                   $              --
                                                                             -----------------
16.  The aggregate outstanding balance of the Accounts
     which were delinquent as of the end of the Monthly
     Period preceding such Payment Date:

                                                 Percentage of
                                               Total Receivables   Aggregate Account Balance
                                               -----------------   -------------------------
(a) Delinquent between 30 days and 59 days           0.86%              $ 37,987,204.89
(b) Delinquent between 60 days and 89 days           0.66%              $ 29,313,464.72
(c) Delinquent between 90 days and 119 days          0.51%              $ 22,803,810.15
(d) Delinquent between 120 days and 149 days         0.38%              $ 16,884,345.71
(e) Delinquent between 150 days and 179 days         0.38%              $ 16,786,924.78
(f) Delinquent 180 days or greater                   0.00%              $            --
                                                     ----               ---------------
(g) Aggregate                                        2.79%              $123,775,750.25
                                                     ====               ===============

IV.  Information regarding the AdvantaSeries

1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

                      Initial Principal   Outstanding Principal   Adjusted Outstanding        Invested       Adjusted Invested
                           Balance               Balance            Principal Balance          Amount              Amount
                      -----------------   ---------------------   --------------------   -----------------   -----------------
2005-A1               $  250,000,000.00     $  250,000,000.00       $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2005-A2               $  225,000,000.00     $  225,000,000.00       $  225,000,000.00    $  225,000,000.00   $  225,000,000.00
2005-A3               $  250,000,000.00     $  250,000,000.00       $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2005-A4               $  150,000,000.00     $  150,000,000.00       $  150,000,000.00    $  150,000,000.00   $  150,000,000.00
2005-A5               $  200,000,000.00     $  200,000,000.00       $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A1               $  200,000,000.00     $  200,000,000.00       $  200,000,000.00    $  200,000,000.00   $  200,000,000.00
2006-A2               $  250,000,000.00     $  250,000,000.00       $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2006-A3               $  250,000,000.00     $  250,000,000.00       $  250,000,000.00    $  250,000,000.00   $  250,000,000.00
2006-A4               $  300,000,000.00     $  300,000,000.00       $  300,000,000.00    $  300,000,000.00   $  300,000,000.00
                      -----------------     -----------------       -----------------    -----------------   -----------------
Total Class A         $2,075,000,000.00     $2,075,000,000.00       $2,075,000,000.00    $2,075,000,000.00   $2,075,000,000.00

2005-B1               $  100,000,000.00     $  100,000,000.00       $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2006-B1               $  100,000,000.00     $  100,000,000.00       $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2006-B2               $  125,000,000.00     $  125,000,000.00       $  125,000,000.00    $  125,000,000.00   $  125,000,000.00
                      -----------------     -----------------       -----------------    -----------------   -----------------
Total Class B         $  325,000,000.00     $  325,000,000.00       $  325,000,000.00    $  325,000,000.00   $  325,000,000.00

2004-C1               $  100,000,000.00     $  100,000,000.00       $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
2005-C1               $  100,000,000.00     $  100,000,000.00       $  100,000,000.00    $  100,000,000.00   $  100,000,000.00
                      -----------------     -----------------       -----------------    -----------------   -----------------
Total Class C         $  200,000,000.00     $  200,000,000.00       $  200,000,000.00    $  200,000,000.00   $  200,000,000.00

2004-D1               $   10,000,000.00     $   10,000,000.00       $   10,000,000.00    $   10,000,000.00   $   10,000,000.00
2005-D1               $   20,000,000.00     $   20,000,000.00       $   20,000,000.00    $   20,000,000.00   $   20,000,000.00
2005-D2               $   25,000,000.00     $   25,000,000.00       $   25,000,000.00    $   25,000,000.00   $   25,000,000.00
2006-D1               $   15,000,000.00     $   15,000,000.00       $   15,000,000.00    $   15,000,000.00   $   15,000,000.00
2006-D2               $   25,000,000.00     $   25,000,000.00       $   25,000,000.00    $   25,000,000.00   $   25,000,000.00
                      -----------------     -----------------       -----------------    -----------------   -----------------
Total Class D         $   95,000,000.00     $   95,000,000.00       $   95,000,000.00    $   95,000,000.00   $   95,000,000.00
                      -----------------     -----------------       -----------------    -----------------   -----------------
Total AdvantaSeries   $2,695,000,000.00     $2,695,000,000.00       $2,695,000,000.00    $2,695,000,000.00   $2,695,000,000.00
                      =================     =================       =================    =================   =================

2.   Weighted Average Floating Allocation Amount for the
     related Monthly Period                                                  $2,695,000,000.00
                                                                             -----------------
3.   The Floating Investor Percentage with respect to the
     period:
September 1, 2006 through September 19, 2006                                        62.2821765%
                                                                             -----------------
September 20, 2006 through September 30, 2006                                       61.5102846%
                                                                             -----------------
4.   The Fixed Investor Percentage with respect to the
     period:
September 1, 2006 through September 19, 2006                                        62.2821765%
                                                                             -----------------
September 20, 2006 through September 30, 2006                                       61.5102846%
                                                                             -----------------
5.   The amount of Investor Principal Collections
     applicable to the AdvantaSeries                                         $  561,921,851.99
                                                                             -----------------
6a.  The amount of Available Finance Charge Collections on
     deposit in the Collection Account for the related
     Monthly Period                                                          $   31,729,384.20
                                                                             -----------------
6b.  Pursuant to Section 8.04(a) of the Master Indenture,
     the amount of Available Finance Charge Collections not
     on deposit in the Collection Account for the related
     Monthly Period                                                          $   12,642,109.01
                                                                             -----------------
7.   The AdvantaSeries Defaulted Amount for the related
     Monthly Period                                                          $    8,481,609.51
                                                                             -----------------
8.   The AdvantaSeries Monthly Servicing Fee for the
     related Monthly Period                                                  $    4,491,666.67
                                                                             -----------------

9.   AdvantaSeries performance for the related Monthly
     Period

       a. The cash yield for the related Monthly Period                                  19.76%
                                                                             -----------------
       b. The default rate for the related Monthly Period                                 3.78%
                                                                             -----------------
       c. The Net Portfolio Yield for the related Monthly
          Period                                                                         15.98%
                                                                             -----------------
       d. The Base Rate for the related Monthly Period                                    7.43%
                                                                             -----------------
       e. The Excess Spread Percentage for the related
          Monthly Period                                                                  8.55%
                                                                             -----------------
       f. The Quarterly Excess Spread Percentage 8.33%
          i)   Excess Spread Percentage related to Sep-06                                 8.55%
                                                                             -----------------
          ii)  Excess Spread Percentage related to Aug-06                                 8.27%
                                                                             -----------------
          iii) Excess Spread Percentage related to Jul-06                                 8.17%
                                                                             -----------------
       g. The average Excess Spread Amount for the three
          preceding Monthly Periods                                          $   18,042,450.24
                                                                             -----------------
          i)   Excess Spread Amount related to Sep-06                        $   19,193,550.36
                                                                             -----------------
          ii)  Excess Spread Amount related to Aug-06                        $   17,976,834.39
                                                                             -----------------
          iii) Excess Spread Amount related to Jul-06                        $   16,956,965.98
                                                                             -----------------
10.  Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from
September 20, 2006 through and including October 19, 2006                              5.33000%
                                                                             -----------------

11.  Required interest payments

                      Required interest                           Amounts withdrawn
                         amounts with     Interest shortfalls    from the Collection
                        respect to the       and additional      Account for payment
                       current Interest      interest from      of required interest    Unpaid required
                            Period           prior periods             amounts         interest amounts
                      -----------------   -------------------   --------------------   ----------------
2005-A1                 $ 1,125,000.00            $--              $ 1,125,000.00             $--
2005-A2                 $ 1,023,750.00            $--              $ 1,023,750.00             $--
2005-A3                 $   979,166.67            $--              $   979,166.67             $--
2005-A4                 $   593,750.00            $--              $   593,750.00             $--
2005-A5                 $   898,333.33            $--              $   898,333.33             $--
2006-A1                 $   858,333.33            $--              $   858,333.33             $--
2006-A2                 $ 1,114,583.33            $--              $ 1,114,583.33             $--
2006-A3                 $ 1,104,166.67            $--              $ 1,104,166.67             $--
2006-A4                 $ 1,345,000.00            $--              $ 1,345,000.00             $--
                        --------------            ---              --------------             ---
Total Class A           $ 9,042,083.33            $--              $ 9,042,083.33             $--

2005-B1                 $   475,833.33            $--              $   475,833.33             $--
2006-B1                 $   471,666.67            $--              $   471,666.67             $--
2006-B2                 $   581,250.00            $--              $   581,250.00             $--
                        --------------            ---              --------------             ---
Total Class B           $ 1,528,750.00            $--              $ 1,528,750.00             $--

2004-C1                 $   531,666.67            $--              $   531,666.67             $--
2005-C1                 $   486,666.67            $--              $   486,666.67             $--
                        --------------            ---              --------------             ---
Total Class C           $ 1,018,333.34            $--              $ 1,018,333.34             $--

2004-D1                 $    86,083.33            $--              $    86,083.33             $--
2005-D1                 $   122,166.67            $--              $   122,166.67             $--
2005-D2                 $   152,708.33            $--              $   152,708.33             $--
2006-D1                 $    96,625.00            $--              $    96,625.00             $--
2006-D2                 $   157,916.67            $--              $   157,916.67             $--
                        --------------            ---              --------------             ---
Total Class D           $   615,500.00            $--              $   615,500.00             $--
                        --------------            ---              --------------             ---
Total AdvantaSeries     $12,204,666.67            $--              $12,204,666.67             $--
                        ==============            ===              ==============             ===

12.  Principal Funding Account

                                                                                                                             Ending
                                           Required          Actual                             Amount       Withdrawals   Principal
                       Beginning      Principal Deposit  Deposit to the  Principal Funding     Withdrawn          of        Funding
                   Principal Funding    Amount to the       Principal       Sub-Account       for Payment      Coverage       Sub-
                      Sub-Account     Principal Funding      Funding        Amount prior     of Principal      Funding      Account
                         Amount          Sub-Account       Sub-Account     to Withdrawals   to Noteholders  Excess Amount    Amount
                   -----------------  -----------------  --------------  -----------------  --------------  -------------  ---------
NOTHING TO REPORT

13.  Coverage Funding Required Amounts

       a. Coverage Funding Amount as of the end of the
          related Monthly Period                                             $              --
                                                                             -----------------
       b. The Coverage Funding Amount for the Class A Notes
          as of the end of the related Monthly Period                        $              --
                                                                             -----------------
       c. The Coverage Funding Amount for the Class B Notes
          as of the end of the related Monthly Period                        $              --
                                                                             -----------------
       d. The Coverage Funding Amount for the Class C Notes
          as of the end of the related Monthly Period                        $              --
                                                                             -----------------

14.  Cash Collateral Account

       a. Beginning Cash Collateral Account balance (ending
          balance as of the previous Payment Date)                           $   60,637,500.00
                                                                             -----------------
       b. Deposit into the Cash Collateral Account on the
          Closing Date of Tranches issued prior to the
          Payment Date                                                       $              --
                                                                             -----------------
       c. Interest earnings since the preceding Payment
          Date                                                               $      260,774.18
                                                                             -----------------
       d. Amounts deposited to cover a Cash Collateral
          Account Deficit                                                    $              --
                                                                             -----------------
       e. PFA Earnings Shortfall withdrawn and treated as
          Available Finance Charge Collections                               $              --
                                                                             -----------------
       f. Amounts withdrawn to cover interest payments,
          Monthly Servicing Fee and AdvantaSeries Defaulted
          Amount                                                             $              --
                                                                             -----------------
       g. Amounts withdrawn at the date of issuance of a
          Foreclosure Certificate or at the Final Maturity
          Date of a Tranche                                                  $              --
                                                                             -----------------
       h. Excess amount over the Required Cash Collateral
          Account Amount paid to the holder of the Trust
          Beneficial Interest                                                $      260,774.18
                                                                             -----------------
       i. Ending Cash Collateral Account balance on the
          related Payment Date                                               $   60,637,500.00
                                                                             =================
       j. The Required Cash Collateral Account Amount on
          the related Payment Date                                           $   60,637,500.00
                                                                             -----------------
       k. The Available Cash Collateral Account Amount on
          the related Payment Date                                           $   60,637,500.00
                                                                             -----------------
       l. Has a Portfolio Decline Event occurred with
          respect to the Monthly Period preceding such
          Payment Date                                                               NO
                                                                             -----------------
15.  Spread Account

       a. Beginning Spread Account balance (ending balance
          as of the previous Payment Date)                                   $              --
                                                                             -----------------
       b. On the Closing Date for a Tranche, the initial
          deposit into the Spread Account                                    $              --
                                                                             -----------------
       c. Interest earnings since the preceding Payment
          Date                                                               $              --
                                                                             -----------------
       d. Amount deposited from Available Finance Charge
          Collections to cover the excess of the Required
          Spread Account Amount over the Spread Account
          balance                                                            $              --
                                                                             -----------------
       e. Amounts withdrawn to cover interest payments,
          Monthly Servicing Fee and AdvantaSeries Defaulted
          Amount                                                             $              --
                                                                             -----------------
       f. Amounts withdrawn at the date of issuance of a
          Foreclosure Certificate or at the Final Maturity
          Date of a Tranche                                                  $              --
                                                                             -----------------
       g. Withdrawal of excess amount over the Required
          Spread Account Amount and deposited into the Cash
          Collateral Account                                                 $              --
                                                                             -----------------

       h. Withdrawal of excess amount over the Required
          Spread Account Amount and paid to the holder of
          the Trust Beneficial Interest                                      $              --
                                                                             -----------------
       i. Ending Spread Account balance on the related
          Payment Date                                                       $              --
                                                                             =================
       j. The Required Spread Account Amount on the related
          Payment Date                                                       $              --
                                                                             -----------------

16. Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date

             Required       Required                          Excess of Subordinated
          subordination   Subordinated                          Notes over Required
            percentage       Amount      Subordinated Notes     Subordinated Amount
          -------------   ------------   ------------------   ----------------------
Class A      21.5805%     $447,795,375      $620,000,000           $172,204,625
Class B       8.9918%     $215,803,200      $295,000,000           $ 79,196,800
Class C       3.6269%     $ 94,299,400      $ 95,000,000           $    700,600

17.  Adjusted Invested Amount

                                                       Increase
                                                       from the
                                          Initial     withdrawal                   Reductions
                                         Principal      of the                       due to      Reduction
                         Beginning        Balances     Coverage                   reallocation     due to
                          Adjusted        and any      Funding                         of         amounts
                          Invested       increases      Excess     Increase from   Available     deposited         Ending
                           Amount         from the      Amount    reimbursements    Principal       into          Adjusted
                          for the       issuance of    from the     of Adjusted    Collections      the           Invested
                          related           any       Principal      Invested          and       Principal     Amount for the
                          Monthly        additional    Funding        Amount        Investor      Funding     related Monthly
                           Period          Notes     Sub-Account      Deficit      Charge-Offs  Sub-Account        Period
                     -----------------  -----------  -----------  --------------  ------------  -----------  -----------------
2005-A1              $  250,000,000.00      $--          $--            $--            $--          $--      $  250,000,000.00
2005-A2              $  225,000,000.00      $--          $--            $--            $--          $--      $  225,000,000.00
2005-A3              $  250,000,000.00      $--          $--            $--            $--          $--      $  250,000,000.00
2005-A4              $  150,000,000.00      $--          $--            $--            $--          $--      $  150,000,000.00
2005-A5              $  200,000,000.00      $--          $--            $--            $--          $--      $  200,000,000.00
2006-A1              $  200,000,000.00      $--          $--            $--            $--          $--      $  200,000,000.00
2006-A2              $  250,000,000.00      $--          $--            $--            $--          $--      $  250,000,000.00
2006-A3              $  250,000,000.00      $--          $--            $--            $--          $--      $  250,000,000.00
2006-A4              $  300,000,000.00      $--          $--            $--            $--          $--      $  300,000,000.00
                     -----------------      ---          ---            ---            ---          ---      -----------------
Total Class A        $2,075,000,000.00      $--          $--            $--            $--          $--      $2,075,000,000.00

2005-B1              $  100,000,000.00      $--          $--            $--            $--          $--      $  100,000,000.00
2006-B1              $  100,000,000.00      $--          $--            $--            $--          $--      $  100,000,000.00
2006-B2              $  125,000,000.00      $--          $--            $--            $--          $--      $  125,000,000.00
                     -----------------      ---          ---            ---            ---          ---      -----------------
Total Class B        $  325,000,000.00      $--          $--            $--            $--          $--      $  325,000,000.00

2004-C1              $  100,000,000.00      $--          $--            $--            $--          $--      $  100,000,000.00
2005-C1              $  100,000,000.00      $--          $--            $--            $--          $--      $  100,000,000.00
                     -----------------      ---          ---            ---            ---          ---      -----------------
Total Class C        $  200,000,000.00      $--          $--            $--            $--          $--      $  200,000,000.00

2004-D1              $   10,000,000.00      $--          $--            $--            $--          $--      $   10,000,000.00
2005-D1              $   20,000,000.00      $--          $--            $--            $--          $--      $   20,000,000.00
2005-D2              $   25,000,000.00      $--          $--            $--            $--          $--      $   25,000,000.00
2006-D1              $   15,000,000.00      $--          $--            $--            $--          $--      $   15,000,000.00
2006-D2              $   25,000,000.00      $--          $--            $--            $--          $--      $   25,000,000.00
                     -----------------      ---          ---            ---            ---          ---      -----------------
Total Class D        $   95,000,000.00      $--          $--            $--            $--          $--      $   95,000,000.00
                     -----------------      ---          ---            ---            ---          ---      -----------------
Total AdvantaSeries  $2,695,000,000.00      $--          $--            $--            $--          $--      $2,695,000,000.00
                     =================      ===          ===            ===            ===          ===      =================

                                        Advanta Bank Corp.
                                        as Servicer


                                        By: /s/ DAVID B. WEINSTOCK
                                            ------------------------------------
                                        Name: David B. Weinstock
                                        Title: Vice President